UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 2, 2009

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		73
Form 13F Information Table Value Total:		$125,618







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106       77    20000 SH       Sole                    20000
AT&T Corp. (New)               COM              00206R102     3213   112720 SH       Sole                   112136               584
Abbott Laboratories            COM              002824100     2286    42830 SH       Sole                    42830
BP p.l.c. ADR                  COM              055622104     2046    43775 SH       Sole                    43775
BRE Properties                 COM              05564E106     1671    59706 SH       Sole                    58906               800
Bristol-Myers Squibb           COM              110122108     2009    86409 SH       Sole                    85709               700
Bunge Ltd.                     COM              G16962105     2024    39100 SH       Sole                    39100
Burlington Northern Santa Fe   COM              12189T104      280     3700 SH       Sole                     3700
CSX Corp.                      COM              126408103      424    13060 SH       Sole                    13060
Chesapeake Energy Corp.        COM              165167107     1286    79513 SH       Sole                    78513              1000
Chevron Corporation (fmly. Che COM              166764100     6228    84200 SH       Sole                    83738               462
ConocoPhillips                 COM              20825C104     1564    30196 SH       Sole                    30196
Copart Inc.                    COM              217204106     1022    37600 SH       Sole                    37600
Corn Products International In COM              219023108     1034    35850 SH       Sole                    35850
DNP Select Income Fund (fmly.  COM              23325p104      825   134196 SH       Sole                   134196
Donnelley (RR) & Sons (New)    COM              257867101      724    53333 SH       Sole                    52833               500
Du Pont                        COM              263534109     1610    63630 SH       Sole                    63630
Duke-Weeks Realty Corp.        COM              264411505      201    18300 SH       Sole                    17500               800
Edison International (formerly COM              281020107      322    10010 SH       Sole                    10010
Emerson Electric               COM              291011104     3353    91582 SH       Sole                    90982               600
ExxonMobil                     COM              30231g102     2064    25855 SH       Sole                    25855
General Electric               COM              369604103     1148    70879 SH       Sole                    70879
GlaxoSmithKline plc            COM              37733W105     2213    59375 SH       Sole                    58875               500
HCP, Inc.                      COM              40414L109     1454    52350 SH       Sole                    52350
Hawaiian Electric              COM              419870100      992    44800 SH       Sole                    44800
Heinz (H.J.)                   COM              423074103     1891    50300 SH       Sole                    50000               300
Intel Corp.                    COM              458140100      608    41461 SH       Sole                    41461
International Business Machine COM              459200101      921    10940 SH       Sole                    10940
Johnson & Johnson              COM              478160104     2630    43962 SH       Sole                    43962
Kimberly-Clark                 COM              494368103     1938    36750 SH       Sole                    36750
Lilly, Eli                     COM              532457108     1799    44670 SH       Sole                    44670
Microsoft                      COM              594918104     1860    95667 SH       Sole                    94867               800
Nordstrom Inc.                 COM              655664100      316    23750 SH       Sole                    23750
Norfolk Southern               COM              655844108      282     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     1615    91069 SH       Sole                    91069
PG&E Corporation               COM              69331C108     1159    29930 SH       Sole                    29930
Pepsico Inc.                   COM              713448108     2100    38335 SH       Sole                    38035               300
Pfizer Inc.                    COM              717081103     1419    80135 SH       Sole                    80135
Plum Creek Timber Company, Inc COM              729251108     2541    73150 SH       Sole                    72650               500
PowerShares Water Resources    COM              73935X575      197    13700 SH       Sole                    13200               500
Procter & Gamble               COM              742718109    21181   342619 SH       Sole                   342132               487
Rayonier Inc.                  COM              754907103     1027    32775 SH       Sole                    32475               300
Safeguard Scientifics          COM              786449108      101   146200 SH       Sole                   146200
Schering Plough                COM              806605101      825    48460 SH       Sole                    47960               500
TransCanada PL                 COM              89353D107     2310    85100 SH       Sole                    84800               300
Unilever PLC                   COM              904767704     1921    83470 SH       Sole                    83470
Union Pacific Corp.            COM              907818108      364     7620 SH       Sole                     7620
United Dominion Realty Trust   COM              902653104      234    17000 SH       Sole                    17000
United Technologies            COM              913017109     2299    42884 SH       Sole                    42884
Verizon Corporation            COM              92343V104     1305    38484 SH       Sole                    38484
Yahoo! Inc.                    COM              984332106      150    12262 SH       Sole                    12262
iShares MCSI Brazil Index      COM              464286400      241     6900 SH       Sole                     6900
iShares MSCI Japan Index       COM              464286848      703    73400 SH       Sole                    72400              1000
iShares MSCI Singapore         COM              464286673     1143   162070 SH       Sole                   162070
ASA (Bermuda) Limited          COM              G3156P103     3534    69300 SH       Sole                    68800               500
BHP Billiton Ltd.              COM              088606108      430    10025 SH       Sole                    10025
Central Fund of Canada Ltd.    COM              153501101     4564   406767 SH       Sole                   406767
Freeport McMoRan Copper & Gold COM              35671D857      465    19037 SH       Sole                    19037
Goldcorp, Inc.                 COM              380956409     6541   207450 SH       Sole                   205950              1500
Hecla Mining                   COM              422704106      260    92800 SH       Sole                    92800
IAMGOLD Corporation            COM              450913108      558    91250 SH       Sole                    91250
Kinross Gold Corporation       COM              496902404      763    41400 SH       Sole                    41400
Newmont Mining                 COM              651639106     5591   137382 SH       Sole                   136382              1000
Pan American Silver Corp.      COM              697900108     1851   108410 SH       Sole                   108410
Silver Wheaton Corp.           COM              828336107      236    36350 SH       Sole                    36350
Yamana Gold, Inc.              COM              98462Y100      203    26300 SH       Sole                    26300
iShares Silver Trust           COM              46428Q109      314    28000 SH       Sole                    28000
streetTracks Gold Trust        COM              78463V107     2280    26350 SH       Sole                    26350
Deutsche Bank CAP Fund IX 6.62 PFD              25153Y206      387    25500 SH       Sole                    25000               500
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1817    79000 SH       Sole                    79000
ING Groep NV 6.125% Perpetual  PFD              456837509      164    14666 SH       Sole                    14666
Royal Bank of Scotland 6.35% P PFD              780097770      218    24000 SH       Sole                    23000              1000
Templeton Global Income Fund   COM              880198106      293    37700 SH       Sole                    35700              2000